Cash and cash equivalents (Details) ₽ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)	Mar. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)
Cash and cash equivalents
Total Cash and cash equivalents		₽ 32,240	₽ 42,101	₽ 36,507	₽ 40,966
Cash deposit | $	$ 2.5
Gross carrying amount
Cash and cash equivalents
Correspondent accounts with Central Bank of Russia (CBR)		8,167	3,261
Cash with banks and on hand		6,395	7,317
Short-term CBR deposits		10,000	30,500
Other short-term bank deposits		7,680	1,025
Loss allowance / Impairment
Cash and cash equivalents
Total Cash and cash equivalents		₽ (2)	₽ (2)